Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	$ 201,898	$ 219,048
Plant and equipment	79,898	80,059
Mineral rights and properties	318,833	303,426
Investment in associates	49,426	50,695
Other investments	46,254	15,540
Reclamation deposits	4,409	6,981
Long-term prepaids and deposits	1,634	871
Investment properties	463
Deferred income tax assets		179
Total assets	702,815	676,799
Current liabilities	47,154	41,240
Long-term portion of lease obligation	1,102	314
Deferred income tax liabilities	51,108	48,096
Environmental rehabilitation	6,442	7,318
Total liabilities	105,806	96,968
Mining Henan Luoning [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	91,777	112,936
Plant and equipment	61,350	59,854
Mineral rights and properties	264,903	251,150
Investment in associates
Other investments	63	65
Reclamation deposits	1,370	3,626
Long-term prepaids and deposits	1,104	686
Investment properties	463
Deferred income tax assets
Total assets	421,030	428,317
Current liabilities	38,271	33,102
Long-term portion of lease obligation
Deferred income tax liabilities	50,001	47,065
Environmental rehabilitation	4,000	4,883
Total liabilities	92,272	85,050
Mining Guangdong [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	9,272	20,605
Plant and equipment	13,648	15,289
Mineral rights and properties	34,409	32,070
Investment in associates
Other investments
Reclamation deposits	3,032	3,348
Long-term prepaids and deposits	129	89
Investment properties
Deferred income tax assets		179
Total assets	60,490	71,580
Current liabilities	5,621	5,509
Long-term portion of lease obligation
Deferred income tax liabilities	133
Environmental rehabilitation	1,486	1,477
Total liabilities	7,240	6,986
Mining Other [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	1,048	1,149
Plant and equipment	2,908	3,314
Mineral rights and properties	19,521	20,206
Investment in associates
Other investments
Reclamation deposits
Long-term prepaids and deposits	91	96
Investment properties
Deferred income tax assets
Total assets	23,568	24,765
Current liabilities	340	433
Long-term portion of lease obligation
Deferred income tax liabilities	974	1,031
Environmental rehabilitation	956	958
Total liabilities	2,270	2,422
Administrative Beijing [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	7,102	7,608
Plant and equipment	476	644
Mineral rights and properties
Investment in associates
Other investments
Reclamation deposits
Long-term prepaids and deposits
Investment properties
Deferred income tax assets
Total assets	7,578	8,252
Current liabilities	212	226
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	212	226
Administrative Vancouver [Member]
Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	92,699	76,750
Plant and equipment	1,516	958
Mineral rights and properties
Investment in associates	49,426	50,695
Other investments	46,191	15,475
Reclamation deposits	7	7
Long-term prepaids and deposits	310
Investment properties
Deferred income tax assets
Total assets	190,149	143,885
Current liabilities	2,710	1,970
Long-term portion of lease obligation	1,102	314
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 3,812	$ 2,284